HEDGE ACCOUNTING - Changes in the fluctuation (Details)	12 Months Ended
	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / $ COP ($)	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / $ COP ($)	Dec. 31, 2021 $ / $
Disclosure of detailed information about hedges [abstract]
Value of US 1	3,822.05	3,822.05	4,810.20	4,810.20	3,981.16
Variation	(988.15)	988.15	829.04	988.15	548.66